NOTES PAYABLE (Details - Principal balance of notes payable by lender) - USD ($)	Nov. 30, 2024	May 31, 2024
Debt Instrument [Line Items]
Total	$ 1,466,441	$ 1,466,442
Less debt discounts	(4,018)	(31,709)
Net	1,462,423
Net		1,434,733
Lender A [Member]
Debt Instrument [Line Items]
Total	358,283	358,283
Lender B [Member]
Debt Instrument [Line Items]
Total	209,874	209,874
14 Other Lenders [Member]
Debt Instrument [Line Items]
Total	$ 898,284	$ 898,285